OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OTHER INCOME, NET
Fair value change and extinguishment of put right liabilities		$ 11,876
Net foreign exchange losses	$ (1)	(5,569)
Income of incentive payment from depository bank	256	636
Impairment of long-lived assets		(1,246)
Other	(201)	(216)
Total other income, net	$ 54	$ 5,481